MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Available-for-sale financial assets [abstract]
MARKETABLE SECURITIES [Text Block]

6. MARKETABLE SECURITIES

As at December 31, 2023, the Company held marketable securities with an aggregate fair value of $1,030,880 (December 31, 2022 - $410,080), consisting of 2.5 million common shares of Northisle Copper and Gold Inc. with a fair value of $1,025,000 (December 31, 2022 - $400,000) and 168,000 common shares of Granite Creek Copper Ltd. with a fair value of $5,880 (December 31, 2022 - $10,080). The fair value of the marketable securities is determined by reference to published price quotations in an active market (classified as level 1 in the fair value hierarchy).